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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                                                         --------------

               Check here if Amendment [X]: Amendment Number: 1 .
                                                             ----

                        This Amendment (Check only one):

                          [X] is a restatement
                          [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853


Form 13F File Number:28-05487
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203) 854-5015
Signature, Place and Date of Signing:

/s/ Eric Blattman              112 Rowayton Avenue,                May 23, 2002
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                               Rowayton
                               Connecticut 06853


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT


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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      $103,735.6 (thousands)


List of Other Included Managers:             None

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                           Form 13F INFORMATION TABLE

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                Column 1       Column 2    Column 3      Column 4           Column 5          Column 6   Column 7      Column 8
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                                                                                                                   Voting authority
                Name of      Class Title     CUSIP    Value (x$1000)  Shrs or   SH/PRN Put/  Investment    Other  -----------------
                Issuer                                                prn amt.         Call  discretion  managers Sole Shared None
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ALTERA CORP                     COMMON     021441100       3,879.7     177,400    SH   --    Yes         None      Sole   --    --
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APPLIED FILMS CORP              COMMON     038197109       8,032.3     326,515    SH   --    Yes         None      Sole   --    --
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ATMEL CORP                      COMMON     049513104       6,084.0     600,000    SH   --    Yes         None      Sole   --    --
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BROOKS AUTOMATION INC           COMMON     11434A100         908.8      20,000    SH   --    Yes         None      Sole   --    --
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CELERITEK INC                   COMMON     150926103       3,357.8     326,000    SH   --    Yes         None      Sole   --    --
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CENTILLIUM COMM INC             COMMON     152319109       3,886.5     321,200    SH   --    Yes         None      Sole   --    --
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CHIPPAC INC CL A               CLASS A     169657103       8,596.8     875,500    SH   --    Yes         None      Sole   --    --
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CIRRUS LOGIC INC                COMMON     172755100       6,883.8     364,800    SH   --    Yes         None      Sole   --    --
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COORSTEK INC                    COMMON     217020106      18,476.2     480,900    SH   --    Yes         None      Sole   --    --
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DDI CORP                        COMMON     233162106       8,473.7     993,400    SH   --    Yes         None      Sole   --    --
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DIVERSINET CORP                 COMMON     25536K204         367.1     453,172    SH   --    Yes         None      Sole   --    --
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ELOYALTY CORP                   COMMON     302633102         302.0      43,770    SH   --    Yes         None      Sole   --    --
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FSI INTERNATIONAL INC           COMMON     302633102         686.1      61,200    SH   --    Yes         None      Sole   --    --
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GENESIS MICROCHIP INC           COMMON     37184C103         291.2      11,200    SH   --    Yes         None      Sole   --    --
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HELIX TECHNOLOGY CORP           COMMON     423319102       9,368.4     370,000    SH   --    Yes         None      Sole   --    --
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INTEGRATED DEVICE TECHNOLOGY    COMMON     458118106       2,380.0      71,600    SH   --    Yes         None      Sole   --    --
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MICRO COMPONENET TECHNOLOGY     COMMON     59479Q100         394.8     106,700    SH   --    Yes         None      Sole   --    --
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NANOMETRICS INC                 COMMON     630077105       1,650.4      89,500    SH   --    Yes         None      Sole   --    --
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OAK TECHNOLOGY INC              COMMON     671802106         398.8      26,800    SH   --    Yes         None      Sole   --    --
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PIXELWORKS INC                  COMMON     72581M107       1,352.4     105,000    SH   --    Yes         None      Sole   --    --
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PROXIM                          COMMON     744284100         417.8      99,000    SH   --    Yes         None      Sole   --    --
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ROBOTIC VISION SYSTEMS INC      COMMON     771074101          68.8      56,900    SH   --    Yes         None      Sole   --    --
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SIRENZA MICRODEVICES            COMMON     82966T106          81.3      15,000    SH   --    Yes         None      Sole   --    --
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SIPEX CORP                      COMMON     829909100       2,599.6     234,200    SH   --    Yes         None      Sole   --    --
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SONICBLUE INC                   COMMON     82546Q109          30.5      12,100    SH   --    Yes         None      Sole   --    --
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SOUTHWALL TECHNOLOGIES INC      COMMON     844909101       1,377.4     106,100    SH   --    Yes         None      Sole   --    --
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SPEEDFARM IPEC INC              COMMON     847705100         314.6      73,500    SH   --    Yes         None      Sole   --    --
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SYNPLICITY INC                  COMMON     87160Y108       2,892.2     370,800    SH   --    Yes         None      Sole   --    --
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SYPRIS SOLUTIONS INC            COMMON     871655106       3,757.5     250,000    SH   --    Yes         None      Sole   --    --
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TTM TECH INC                    COMMON     87305R109       6,425.1     648,500    SH   --    Yes         None      Sole   --    --
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                                                         103,735.6
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